Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefit Plans
Pension and Other Postretirement Benefit Plans

Note 13: Pension and Other Postretirement Benefit Plans

Most of our employees are eligible to participate in our funded non-contributory defined benefit pension plan, which provides defined benefits based on either years of service and final average salary, or eligible compensation while employed by us. Additionally, we maintain a funded contributory defined benefit plan for employees who elected to participate prior to 1991, and an unfunded, nonqualified pension plan for certain eligible employees. For participants in the contributory pension plan, we also maintain a postretirement benefit plan for those retirees eligible to participate in health care and life insurance benefits generally until they reach age 65. Participants may become eligible for these health care and life insurance benefits if they retire from our company between the ages of 55 and 65. The health care plan is contributory with participants’ contributions subject to adjustment annually; the life insurance plan is non-contributory.

The components of the pension benefit obligation and the other postretirement benefit obligation, including amounts recognized in the Consolidated Balance Sheets, are shown below for the years ended December 31:

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in Millions)
Change in Net Benefit Obligation
Net benefit obligation at beginning of year	$521	$498	$21	$21
Service cost	25	19	1	1
Interest cost	29	28	1	1
Plan participants’ contributions	1	1	—	—
Actuarial loss	43	11	1	1
Benefits paid	(36)	(35)	(1)	(3)
Change in plan	—	(1)	—	—
Net benefit obligation at end of year	583	521	23	21
Change in Plan Assets
Fair value of plan assets at beginning of year	429	374	—	—
Actual return on plan assets	15	45	—	—
Employer contributions	40	45	1	3
Benefits paid	(36)	(35)	(1)	(3)
Fair value of plan assets at end of year	448	429	—	—
Funded status at end of year	$(135)	$(92)	$(23)	$(21)
Amounts recognized in the consolidated balance sheets consist of:
Accounts payable and accrued liabilities	$(6)	$(5)	$(2)	$(2)
Other liabilities and deferred credits	(129)	(87)	(21)	(19)
Deferred tax assets	94	74	1	—
Accumulated other comprehensive loss	149	122	2	—
Amounts recognized in the accumulated other comprehensive loss consist of:
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of taxes	147	119	2	—
Unamortized amount resulting from changes in defined benefit plan provisions, net of taxes	2	3	—	—
Total	$149	$122	$2	$—

We estimate that the following amounts will be amortized from accumulated other comprehensive income into net periodic benefit cost during the year ending December 31, 2012:

	Pension Benefits	Other Postretirement Benefits
	(Dollars in Millions)
Expense resulting from changes in plan experience and actuarial assumptions	$19	$—
Expense resulting from changes in plan provisions	1	—

The accumulated benefit obligation for all pension plans was $531 million at December 31, 2011 and $479 million as of December 31, 2010.

Information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31:

	2011	2010
	(Dollars in Millions)
Accumulated benefit obligation	$531	$62
Fair value of plan assets	448	—

Information for pension plans with a projected benefit obligation in excess of plan assets at December 31:

	2011	2010
	(Dollars in Millions)
Projected benefit obligation	$583	$521
Fair value of plan assets	448	429

Components of net periodic benefit cost for the years ended December 31:

	Pension Benefits			Other Postretirement Benefits
	2011	2010	2009	2011	2010	2009
	(Dollars in Millions)
Components of net periodic benefit cost
Benefits earned during the year	$25	$19	$16	$1	$1	$—
Interest accrued on benefits earned in prior years	29	28	28	1	1	1
Expected return on plan assets	(34)	(32)	(30)	—	—	—
Amortization components
Amount resulting from changes in plan provisions	1	1	1	—	(1)	—
Net amount resulting from changes in plan experience and actuarial assumptions	14	14	8	—	—	—
Net periodic benefit cost	$35	$30	$23	$2	$1	$1

Assumptions

Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
Discount rate—Qualified Plans	4.99%	5.59%	4.48%	4.99%
Discount rate—Non-Qualified Plans	4.92%	5.54%	—	—
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Benefits			Other Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Discount rate—Qualified Plan	5.59%	5.64%	6.06%	4.99%	5.21%	5.88%
Discount rate—Non-Qualified Plans	5.54%	5.63%	6.04%	—	—	—
Expected long-term return on plan assets	8.00%	8.25%	8.25%	—	—	—
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

We base our expected long-term return on plan assets assumption on a periodic review and modeling of the plans’ asset allocation and liability structure over a long-term horizon. Expectations of returns for each asset class are the most important of the assumptions used in the review and modeling and are based on comprehensive reviews of historical data and economic/financial market theory.

The following table provides assumed health care costs trend rates:

	2011	2010
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	5.00%
Year that trend rate reaches the ultimate trend rate	2017	2017

Plan Assets

Our investment policy includes various guidelines and procedures designed to ensure we invest assets in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges by major asset categories. The policy range for plan assets are 20% to 60% equity securities, 30% to 50% debt securities, 0% to 40% alternatives and other types of investments.

The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans’ actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The investment policy is periodically reviewed by us and a designated third-party fiduciary for investment matters. We establish and administer the policy in a manner so as to comply at all times with applicable government regulations.

The fair value measurements of the plan assets as of December 31, 2011 were as follows:

	Fair Value Measurements as of
	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Percentage of Plan Assets as of December 31, 2011
	(Dollars in millions)
Asset Category
Common collective trusts
Cash	$3	$3	$—	$—	1%
Equity securities:
U.S. large-cap	75	—	75	—	17%
U.S. mid-cap growth	17	—	17	—	3%
International large-cap value	92	—	92	—	21%
Domestic real estate	23	—	23	—	5%
Fixed income	165	—	165	—	37%
Partnership and joint venture interests	30	—	—	30	7%
Insurance contracts at contract value	2	—	2	—	—%
Other types of investments	41	—	41	—	9%
Total	$448	$3	$415	$30	100%

The fair value measurements of the plan assets as of December 31, 2010 were as follows:

	Fair Value Measurements as of
	Balance at December 31, 2010
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Percentage of Plan Assets as of December 31, 2011
	(Dollars in millions)
Asset Category
Common collective trusts
Cash	$1	$1	$—	$—	—%
Equity securities:
U.S. large-cap	125	—	125	—	29%
U.S. mid-cap growth	34	—	34	—	8%
International large-cap value	60	—	60	—	14%
Domestic real estate	20	—	20	—	5%
Fixed income	159	—	159	—	37%
Partnership and joint venture interests	28	—	—	28	7%
Insurance contracts at contract value	2	—	2	—	—%
Total	$429	$1	$400	$28	100%

There were no shares of our common stock included in plan assets as of December 31, 2011 and 2010.

The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed during 2010 and 2011 due to the following:

Partnerships and Joint Venture Interests
(Dollars in Millions)
Balance as of January 1, 2010	$21
Unrealized gains	4
Purchases and sales	3
Balance as of December 31, 2010	28
Realized losses	(1)
Unrealized gains	5
Purchases and sales	(2)
Balance at December 31, 2011	$30

Cash Flows

Contributions

We expect to contribute approximately $15 million to our qualified pension plans and make payments of $6 million to our nonqualified pension plan participants in 2012.

Estimated Future Benefit Payments

We expect the following benefit payments, which reflect expected future service, as appropriate, to be paid by the plans during the years ending December 31:

	Estimated Future Benefit Payments
	Pension Benefits	Other Postretirement Benefits
	(Dollars in Millions)
2012	$44	$2
2013	47	2
2014	49	2
2015	45	2
2016	47	2
2017-2021	260	11

We maintain 401(k) plans for qualified employees. We match a portion of our employee contributions and our match amounted to $28 million in 2011, $23 million in 2010 and $16 million in 2009.

We have disclosed certain amounts associated with estimated future postretirement benefits other than pensions and characterized such amounts as “other postretirement benefit obligation.” Notwithstanding the recording of such amounts and the use of these terms, we do not admit or otherwise acknowledge that such amounts or existing postretirement benefit plans of our company (other than pensions) represent legally enforceable liabilities of us.